Provisions	12 Months Ended
Dec. 31, 2024
Disclosure Of Other Provisions [Line Items]
Disclosure Of Provisions Explanatory

Note 18

Provisions and contingent liabilities
a) Provisions
The table below presents an overview of total provisions.

USD m 31.12.24 31.12.23
Provisions other than provisions for expected credit losses 4,799 2,336
Provisions for expected credit losses

332 188
Total provisions 5,131 2,524
1 Refer to Note 10 for more information about ECL provisions recognized for off-balance sheet financial instruments and credit lines.
The following table presents additional information for

provisions other than provisions for expected

credit losses.

Litigation,
regulatory and
similar matters 1 Restructuring 2 Real estate 3 Other 4 Total 2024
Balance at the beginning of the year 1,810 209 135 181 2,336
Provisions recognized upon merger of UBS AG and Credit Suisse AG

1,986 463 89 106 2,644
Increase in provisions recognized in the income statement 1,598
6
667 15 123 2,403
Release of provisions recognized in the income statement (199) (167) (3) (78) (448)
Reclassifications 82

0 0 0 82
Provisions used in conformity with designated purpose (1,580) 6 (472) (17) (34) (2,103)
Foreign currency translation and other movements (99) (1) 4 (19) (115)
Balance at the end of the year

3,598 699 224 278 4,799
1 Consists of provisions for losses resulting from legal, liability and compliance risks.

2 Consists of USD
383 m of provisions for onerous contracts related to real estate as of 31 December 2024 (31 December 2023:
USD 146 m); USD 262
m of

personnel-related restructuring

provisions as

of 31

December 2024

(31 December

2023: USD

m) and

onerous contracts

related to

technology.

3 Mainly includes

provisions for
reinstatement costs with respect to leased

properties.

4 Mainly includes provisions related to employee

benefits, VAT

and operational risks.

5 Refer to Note 2 for more information

about the merger of UBS AG
and Credit Suisse AG.

6 Mainly relating to the funding

by UBS AG of the offer

made in June 2024 by

the Credit Suisse supply chain finance

funds to redeem all of

their outstanding units. As a

result of the offer,
UBS AG increased the IAS 37 Provisions related

to litigation, regulatory and similar matters by

USD

m with a corresponding impact on the

income statement, as the probability of an outflow

of resources increased,
bringing the total IAS 37 provision for this matter to USD 1,421
m. The provision has been used to recognize the funding obligation, which was accounted for as a derivative liability with a fair value of USD
1,421 m.
Post the expiry of the offer, USD 92
m was reclassified from derivative liabilities back into IAS 37 provisions in relation to investors who did not accept the redemption offer.
Restructuring provisions

are generally

recognized as

a consequence

of management

agreeing to

materially change

the
scope of the

business or the

manner in which

it is conducted,

including changes in

management structures. Restructuring
provisions relate

to onerous

contracts and

personnel-related

provisions. Onerous

contracts for

property are

recognized
when UBS AG is committed

to pay for non-lease components,

such as utilities, service

charges, taxes and maintenance,
when

a

property

is

vacated

or

not

fully

recovered

from

sub-tenants.

Personnel-related

restructuring

provisions

are
generally used

within a

short

period of

time. The

level of

personnel-related

provisions

can

change when

natural

staff
attrition reduces the number of people affected

by a restructuring event, and therefore

results in lower estimated costs.

Information about provisions

and contingent liabilities

in respect of

litigation, regulatory

and similar matters,

as a class,
is included in Note 18b. There are no material contingent

liabilities associated with the other classes of provisions.